Quarterly Holdings Report
for
Fidelity® SAI International Momentum Index Fund
July 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
IMI-NPRT3-0926
1.9898217.106
Common Stocks - 99.2%
	Shares	Value ($)
AUSTRALIA - 6.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telstra Group Ltd	416,936	1,471,940
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
Wesfarmers Ltd	100,842	6,316,273
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Ampol Ltd	61,760	1,742,507
Whitehaven Coal Ltd	208,036	1,027,396
Woodside Energy Group Ltd	241,169	5,644,547
TOTAL ENERGY		8,414,450
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Sigma Healthcare Ltd	1,425,228	2,938,815
Industrials - 0.2%
Professional Services - 0.2%
ALS Ltd	126,656	1,911,649
Materials - 4.3%
Metals & Mining - 4.3%
BlueScope Steel Ltd	35,021	803,251
Fortescue Ltd	415,016	5,385,355
Glencore PLC	1,277,746	9,411,045
IGO Ltd (b)	173,540	835,217
Lynas Rare Earths Ltd (b)	229,710	2,254,551
Mineral Resources Ltd (b)	45,587	1,852,750
Perseus Mining Ltd	337,080	1,153,917
PLS Group Ltd (b)	793,281	2,304,980
Rio Tinto PLC	268,432	26,083,446
Sandfire Resources Ltd (b)	116,326	1,539,851
TOTAL MATERIALS		51,624,363
TOTAL AUSTRALIA		72,677,490
AUSTRIA - 0.9%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
OMV AG	34,755	2,530,909
Financials - 0.5%
Banks - 0.5%
BAWAG Group AG (c)(e)	19,106	3,860,021
Raiffeisen Bank International AG	32,338	2,215,060
TOTAL FINANCIALS		6,075,081
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
AT&S Austria Technologie & Systemtechnik AG (b)	6,444	971,961
Materials - 0.1%
Metals & Mining - 0.1%
voestalpine AG	26,508	1,374,935
TOTAL AUSTRIA		10,952,886
BELGIUM - 1.3%
Consumer Staples - 0.7%
Beverages - 0.6%
Anheuser-Busch InBev SA/NV	78,851	6,848,524
Food Products - 0.1%
Lotus Bakeries NV	106	1,361,685
TOTAL CONSUMER STAPLES		8,210,209
Health Care - 0.6%
Pharmaceuticals - 0.6%
UCB SA	30,806	7,918,286
TOTAL BELGIUM		16,128,495
BRAZIL - 0.2%
Materials - 0.2%
Chemicals - 0.2%
Yara International ASA	42,248	1,991,262
CHILE - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Antofagasta PLC	86,946	4,282,983
CHINA - 0.6%
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
Prosus NV Class N	121,168	5,631,017
Consumer Staples - 0.1%
Food Products - 0.1%
Wilmar International Ltd	680,400	2,080,733
TOTAL CHINA		7,711,750
DENMARK - 0.5%
Financials - 0.5%
Banks - 0.5%
Danske Bank A/S	84,269	4,851,773
Jyske Bank A/S	10,223	1,624,451

TOTAL DENMARK		6,476,224
FINLAND - 0.6%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Neste Oyj	111,634	3,934,012
Industrials - 0.3%
Machinery - 0.3%
Wartsila OYJ Abp	109,661	3,710,206
TOTAL FINLAND		7,644,218
FRANCE - 4.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	32,509	596,605
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Gaztransport Et Technigaz SA	8,148	1,838,771
TotalEnergies SE	121,126	10,674,074
TOTAL ENERGY		12,512,845
Financials - 0.6%
Banks - 0.6%
Societe Generale SA Series A	77,087	7,245,920
Health Care - 0.3%
Biotechnology - 0.1%
Abivax SA (b)(d)	12,164	1,509,632
Pharmaceuticals - 0.2%
Ipsen SA	9,992	1,926,524
TOTAL HEALTH CARE		3,436,156
Industrials - 0.8%
Electrical Equipment - 0.8%
Legrand SA	64,279	9,772,289
Real Estate - 0.2%
Retail REITs - 0.2%
Klepierre SA	55,150	2,501,875
Utilities - 1.2%
Multi-Utilities - 1.2%
Engie SA	437,659	13,642,325
TOTAL FRANCE		49,708,015
GERMANY - 3.9%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Puma SE (b)	26,851	851,489
Financials - 0.2%
Capital Markets - 0.1%
flatexDEGIRO SE	21,192	887,083
Insurance - 0.1%
Talanx AG	12,388	1,647,086
TOTAL FINANCIALS		2,534,169
Industrials - 2.4%
Construction & Engineering - 0.2%
HOCHTIEF AG	4,229	2,161,341
Electrical Equipment - 2.2%
Nordex SE (b)	32,532	1,442,048
Siemens Energy AG	148,533	25,375,833
		26,817,881
TOTAL INDUSTRIALS		28,979,222
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
AIXTRON SE	29,404	1,229,815
Materials - 0.1%
Metals & Mining - 0.1%
Aurubis AG	6,641	1,390,705
Utilities - 1.0%
Independent Power and Renewable Electricity Producers - 0.2%
RWE AG	35,925	2,368,791
Multi-Utilities - 0.8%
E.ON SE	453,123	9,761,754
TOTAL UTILITIES		12,130,545
TOTAL GERMANY		47,115,945
HONG KONG - 1.1%
Financials - 0.7%
Capital Markets - 0.7%
Hong Kong Exchanges & Clearing Ltd	166,300	8,664,704
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ASMPT Ltd	81,200	1,566,556
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
CK Asset Holdings Ltd	508,000	3,098,888
TOTAL HONG KONG		13,330,148
IRELAND - 0.4%
Consumer Staples - 0.1%
Food Products - 0.1%
Glanbia PLC	51,496	1,364,612
Financials - 0.3%
Banks - 0.3%
AIB Group PLC	253,986	3,003,525
TOTAL IRELAND		4,368,137
ISRAEL - 2.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Shufersal Ltd	51,854	741,547
Financials - 1.2%
Banks - 1.2%
Bank Hapoalim BM	233,381	5,675,514
Bank Leumi Le-Israel BM	371,521	8,799,086
TOTAL FINANCIALS		14,474,600
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Nova Ltd (Israel) (b)	7,117	2,853,320
Tower Semiconductor Ltd (b)	29,240	6,476,519
TOTAL INFORMATION TECHNOLOGY		9,329,839
TOTAL ISRAEL		24,545,986
ITALY - 8.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Telecom Italia SpA/Milano (b)	447,577	3,795,055
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.1%
Lottomatica Group Spa	65,211	1,765,651
Textiles, Apparel & Luxury Goods - 0.3%
Moncler SpA	57,686	3,266,162
TOTAL CONSUMER DISCRETIONARY		5,031,813
Consumer Staples - 0.3%
Beverages - 0.3%
Coca-Cola HBC AG	48,998	3,308,456
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Eni SpA	517,913	14,406,624
Financials - 5.2%
Banks - 3.6%
Banco BPM SpA	374,097	6,805,177
BPER Banca SPA	248,203	4,027,049
UniCredit SpA	338,401	31,915,230
		42,747,456
Financial Services - 0.3%
Poste Italiane SpA	114,102	3,448,626
Insurance - 1.3%
Generali	244,230	12,377,343
Unipol Assicurazioni SpA	111,425	3,478,217
		15,855,560
TOTAL FINANCIALS		62,051,642
Industrials - 0.5%
Aerospace & Defense - 0.5%
Leonardo SpA	97,185	6,177,237
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Technoprobe SpA (b)	47,404	1,514,191
Utilities - 0.1%
Gas Utilities - 0.1%
Italgas SpA	154,582	1,594,680
TOTAL ITALY		97,879,698
JAPAN - 26.8%
Consumer Discretionary - 3.2%
Automobile Components - 1.4%
GS Yuasa Corp	26,000	875,599
Koito Manufacturing Co Ltd	55,800	932,587
Niterra Co Ltd	42,900	2,505,302
Sumitomo Electric Industries Ltd	823,000	10,892,485
Yokohama Rubber Co Ltd/The	36,600	1,738,532
		16,944,505
Hotels, Restaurants & Leisure - 0.2%
Food & Life Cos Ltd	59,300	2,070,368
Household Durables - 1.1%
Panasonic Holdings Corp	507,700	13,424,841
Specialty Retail - 0.1%
USS Co Ltd	102,900	1,299,512
Textiles, Apparel & Luxury Goods - 0.4%
Asics Corp	181,300	5,345,529
TOTAL CONSUMER DISCRETIONARY		39,084,755
Consumer Staples - 0.3%
Beverages - 0.0%
Coca-Cola Bottlers Japan Holdings Inc	37,200	893,951
Food Products - 0.3%
MEIJI Holdings Co Ltd	67,800	1,612,505
Toyo Suisan Kaisha Ltd	23,800	1,544,270
		3,156,775
TOTAL CONSUMER STAPLES		4,050,726
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
ENEOS Holdings Inc	691,400	5,709,949
Inpex Corp	229,400	5,287,364
TOTAL ENERGY		10,997,313
Financials - 5.2%
Banks - 4.7%
Kyoto Financial Group Inc	77,000	2,122,426
Mizuho Financial Group Inc	545,200	28,265,459
Sumitomo Mitsui Financial Group Inc	594,000	25,523,549
		55,911,434
Financial Services - 0.5%
ORIX Corp	159,700	6,445,389
TOTAL FINANCIALS		62,356,823
Health Care - 2.7%
Health Care Equipment & Supplies - 1.1%
Asahi Intecc Co Ltd	61,200	1,380,742
Hoya Corp	79,400	12,141,612
		13,522,354
Pharmaceuticals - 1.6%
Astellas Pharma Inc	462,300	6,349,601
Otsuka Holdings Co Ltd	133,700	9,270,683
Shionogi & Co Ltd	199,900	3,614,449
		19,234,733
TOTAL HEALTH CARE		32,757,087
Industrials - 7.5%
Construction & Engineering - 1.2%
JGC Holdings Corp	63,300	885,325
Kajima Corp	113,200	3,782,493
Kandenko Co Ltd	31,100	1,034,450
Kinden Corp	29,000	1,276,244
Obayashi Corp	104,200	2,047,978
Shimizu Corp	135,900	2,001,920
Taisei Corp	41,100	3,329,201
		14,357,611
Electrical Equipment - 1.7%
Fujikura Ltd	427,900	10,858,544
Furukawa Electric Co Ltd	183,100	3,493,901
Mitsubishi Electric Corp	163,100	5,875,371
		20,227,816
Machinery - 1.7%
Daifuku Co Ltd	92,400	3,403,666
Fuji Corp/Aichi	22,800	1,018,620
IHI Corp	270,300	4,726,184
Mitsubishi Heavy Industries Ltd	365,400	8,536,599
NGK Corp	63,600	2,176,036
THK Co Ltd	29,000	1,193,335
		21,054,440
Trading Companies & Distributors - 2.9%
Mitsubishi Corp	961,600	28,744,898
Mitsui & Co Ltd	193,800	5,946,614
		34,691,512
TOTAL INDUSTRIALS		90,331,379
Information Technology - 4.4%
Electronic Equipment, Instruments & Components - 0.6%
Ibiden Co Ltd	70,300	7,033,012
Meiko Electronics Co Ltd	5,500	690,853
		7,723,865
Semiconductors & Semiconductor Equipment - 3.8%
Advantest Corp	161,200	31,850,209
Kioxia Holdings Corp (b)	48,100	13,407,223
Micronics Japan Co Ltd	8,500	693,112
		45,950,544
TOTAL INFORMATION TECHNOLOGY		53,674,409
Materials - 1.4%
Chemicals - 0.5%
Resonac Holdings Corp (d)	47,900	3,990,029
Tokyo Ohka Kogyo Co Ltd	31,100	1,684,309
		5,674,338
Metals & Mining - 0.9%
Dowa Holdings Co Ltd	14,900	760,215
JX Advanced Metals Corp	141,300	3,273,665
Mitsubishi Materials Corp	33,600	872,070
Mitsui Kinzoku Co Ltd	14,900	2,805,270
Sumitomo Metal Mining Co Ltd	69,900	3,513,555
		11,224,775
TOTAL MATERIALS		16,899,113
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Mitsubishi Estate Co Ltd	306,700	7,445,812
Utilities - 0.6%
Electric Utilities - 0.1%
Kyushu Electric Power Co Inc	113,800	1,260,793
Gas Utilities - 0.5%
Osaka Gas Co Ltd	99,300	3,406,875
Tokyo Gas Co Ltd	74,700	2,883,784
		6,290,659
TOTAL UTILITIES		7,551,452
TOTAL JAPAN		325,148,869
KOREA (SOUTH) - 0.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Delivery Hero SE (b)(c)(d)(e)	57,469	2,505,236
NETHERLANDS - 6.6%
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Koninklijke Ahold Delhaize NV	86,602	3,431,365
Energy - 0.1%
Energy Equipment & Services - 0.1%
SBM Offshore NV	43,120	1,608,069
Health Care - 1.0%
Biotechnology - 1.0%
Argenx SE (b)	13,916	11,919,016
Information Technology - 5.2%
Semiconductors & Semiconductor Equipment - 5.2%
ASM International NV	4,213	3,892,407
ASML Holding NV	33,108	54,560,179
BE Semiconductor Industries NV	19,138	4,375,176
TOTAL INFORMATION TECHNOLOGY		62,827,762
TOTAL NETHERLANDS		79,786,212
NEW ZEALAND - 0.3%
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Fisher & Paykel Healthcare Corp Ltd	150,019	3,587,976
NIGERIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Airtel Africa PLC (c)(e)	192,824	865,396
NORWAY - 1.0%
Consumer Staples - 0.4%
Food Products - 0.4%
Mowi ASA	110,644	2,365,231
Orkla ASA	186,103	2,067,222
TOTAL CONSUMER STAPLES		4,432,453
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Aker BP ASA	78,615	2,774,647
Frontline PLC (Norway)	36,924	1,464,103
TOTAL ENERGY		4,238,750
Materials - 0.3%
Metals & Mining - 0.3%
Norsk Hydro ASA	338,406	3,121,467
TOTAL NORWAY		11,792,670
SINGAPORE - 3.3%
Financials - 2.4%
Banks - 2.1%
DBS Group Holdings Ltd	436,400	25,178,859
Capital Markets - 0.3%
Singapore Exchange Ltd	211,100	4,024,454
TOTAL FINANCIALS		29,203,313
Industrials - 0.5%
Aerospace & Defense - 0.2%
Singapore Technologies Engineering Ltd	390,800	3,070,824
Industrial Conglomerates - 0.3%
Keppel Ltd	362,800	3,240,152
TOTAL INDUSTRIALS		6,310,976
Real Estate - 0.4%
Diversified REITs - 0.3%
CapitaLand Integrated Commercial Trust	1,443,600	2,801,649
Real Estate Management & Development - 0.1%
City Developments Ltd	146,300	894,761
UOL Group Ltd	118,900	917,471
		1,812,232
TOTAL REAL ESTATE		4,613,881
TOTAL SINGAPORE		40,128,170
SPAIN - 9.9%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Repsol SA	278,527	8,500,932
Financials - 6.5%
Banks - 6.5%
Banco Bilbao Vizcaya Argentaria SA	1,194,453	33,482,802
Banco Santander SA	1,953,187	27,778,761
Bankinter SA	161,560	2,967,805
CaixaBank SA	955,807	13,884,384
Unicaja Banco SA (c)(e)	339,981	1,303,955
TOTAL FINANCIALS		79,417,707
Industrials - 0.5%
Construction & Engineering - 0.5%
ACS Actividades de Construccion y Servicios SA	50,946	6,479,946
Utilities - 2.2%
Electric Utilities - 2.2%
Endesa SA	78,422	3,830,713
Iberdrola SA	946,756	22,544,673
TOTAL UTILITIES		26,375,386
TOTAL SPAIN		120,773,971
SWEDEN - 1.3%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.2%
Telia Co AB	592,980	2,751,240
Wireless Telecommunication Services - 0.2%
Tele2 AB B Shares	141,690	2,454,649
TOTAL COMMUNICATION SERVICES		5,205,889
Consumer Staples - 0.2%
Household Products - 0.2%
Essity AB B Shares	68,721	2,000,532
Health Care - 0.2%
Biotechnology - 0.2%
Swedish Orphan Biovitrum AB B Shares (b)	57,431	2,838,318
Industrials - 0.4%
Aerospace & Defense - 0.4%
Saab AB B Shares	70,235	4,413,414
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Lagercrantz Group AB B Shares	48,076	1,130,938
TOTAL SWEDEN		15,589,091
SWITZERLAND - 4.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sunrise Communications AG Series A	6,872	362,789
Consumer Discretionary - 0.3%
Specialty Retail - 0.1%
Avolta AG	25,820	1,543,866
Textiles, Apparel & Luxury Goods - 0.2%
Swatch Group AG/The bearer shares	10,191	2,278,470
TOTAL CONSUMER DISCRETIONARY		3,822,336
Health Care - 1.4%
Pharmaceuticals - 1.4%
Galderma Group AG	34,727	7,556,995
Sandoz Group AG	114,031	9,275,377
TOTAL HEALTH CARE		16,832,372
Industrials - 2.5%
Electrical Equipment - 2.5%
ABB Ltd	302,976	29,891,291
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Allreal Holding AG	3,643	953,052
Mobimo Holding AG	1,815	784,639
Swiss Prime Site AG	18,794	3,063,949
TOTAL REAL ESTATE		4,801,640
TOTAL SWITZERLAND		55,710,428
UNITED KINGDOM - 12.8%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.1%
Zegona Communications plc	54,924	1,082,228
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC	4,928,405	7,821,330
TOTAL COMMUNICATION SERVICES		8,903,558
Consumer Discretionary - 0.6%
Broadline Retail - 0.5%
Next PLC	28,569	5,715,900
Leisure Products - 0.1%
Games Workshop Group PLC	8,143	2,098,368
TOTAL CONSUMER DISCRETIONARY		7,814,268
Consumer Staples - 2.0%
Consumer Staples Distribution & Retail - 0.9%
Tesco PLC	1,608,928	10,590,220
Food Products - 0.0%
Cranswick PLC	13,541	976,368
Tobacco - 1.1%
British American Tobacco PLC	129,128	7,833,027
Imperial Brands PLC	142,988	5,426,520
		13,259,547
TOTAL CONSUMER STAPLES		24,826,135
Financials - 6.0%
Banks - 5.9%
HSBC Holdings PLC	2,056,110	43,785,502
NatWest Group PLC	1,707,440	16,105,652
Standard Chartered PLC	352,230	10,414,598
		70,305,752
Capital Markets - 0.1%
Man Group Plc/Jersey	289,940	1,180,897
TOTAL FINANCIALS		71,486,649
Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca PLC	6,827	1,162,282
Industrials - 3.0%
Aerospace & Defense - 2.9%
Babcock International Group PLC	124,902	1,887,054
Rolls-Royce Holdings PLC	1,686,613	33,647,353
		35,534,407
Construction & Engineering - 0.1%
Balfour Beatty PLC	123,131	1,431,317
TOTAL INDUSTRIALS		36,965,724
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Halma PLC	94,763	4,508,404
TOTAL UNITED KINGDOM		155,667,020
UNITED STATES - 2.3%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
InterContinental Hotels Group PLC	28,287	4,545,720
Energy - 0.5%
Energy Equipment & Services - 0.1%
Tenaris SA	82,972	2,380,436
Oil, Gas & Consumable Fuels - 0.4%
BP PLC	570,519	4,286,404
TOTAL ENERGY		6,666,840
Health Care - 0.8%
Pharmaceuticals - 0.8%
Novartis AG	55,389	8,662,391
Industrials - 0.6%
Construction & Engineering - 0.6%
Ferrovial NV	117,168	7,666,271
TOTAL UNITED STATES		27,541,222
TOTAL COMMON STOCKS (Cost $842,260,316)		1,203,909,498

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (g) (Cost $428,483)	3.64	429,000	428,570

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	6,717,566	6,718,910
Fidelity Securities Lending Cash Central Fund (h)(i)	3.72	5,341,769	5,342,303
TOTAL MONEY MARKET FUNDS (Cost $12,061,194)			12,061,213

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $854,749,993)	1,216,399,281
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(2,309,547)
NET ASSETS - 100.0%	1,214,089,734

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ICE MSCI EAFE Index Contracts (United States)	64	9/2026	10,183,360	115,761

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,534,608 or 0.7% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $8,534,608 or 0.7% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $402,596.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	9,553,967	171,538,650	174,373,385	194,770	(341)	19	6,718,910	6,717,566
Fidelity Securities Lending Cash Central Fund	-	37,212,513	31,870,302	38,080	92	-	5,342,303	5,341,769
	9,553,967	208,751,163	206,243,687	232,850	(249)	19	12,061,213

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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